MINING INTERESTS - Disclosure of Detailed Information About Mining Interests, Depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	$ 998,835
Ending mining interests	1,034,522	$ 998,835
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	786,316
Impairment		(78,128)
Ending mining interests	779,890	786,316
Depletable properties [Member] | Cost [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	1,377,129	1,280,644
Additions	54,154	71,675
Change in decommissioning liabilities	(945)	(5,534)
Transfer from non-depletable properties	3,881	30,344
Ending mining interests	1,434,218	1,377,129
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(590,813)	(447,824)
Depletion and amortization	(63,515)	(64,861)
Impairment		(78,128)
Ending mining interests	(654,328)	(590,813)
Depletable properties [Member] | San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	227,942
Ending mining interests	221,657	227,942
Depletable properties [Member] | San Dimas [Member] | Cost [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	365,472	315,129
Additions	29,628	26,602
Change in decommissioning liabilities	(2,346)	(2,685)
Transfer from non-depletable properties	0	26,426
Ending mining interests	392,754	365,472
Depletable properties [Member] | San Dimas [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(137,530)	(103,471)
Depletion and amortization	(33,567)	(34,059)
Impairment		0
Ending mining interests	(171,097)	(137,530)
Depletable properties [Member] | Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	123,123
Ending mining interests	121,733	123,123
Depletable properties [Member] | Santa Elena [Member] | Cost [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	183,123	151,396
Additions	21,599	29,014
Change in decommissioning liabilities	(1,302)	816
Transfer from non-depletable properties	2,179	1,897
Ending mining interests	205,599	183,123
Depletable properties [Member] | Santa Elena [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(60,000)	(41,302)
Depletion and amortization	(23,866)	(18,698)
Impairment		0
Ending mining interests	(83,866)	(60,000)
Depletable properties [Member] | La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	22,181
Ending mining interests	19,366	22,181
Depletable properties [Member] | La Encantada [Member] | Cost [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	128,879	124,740
Additions	2,927	2,752
Change in decommissioning liabilities	(1,362)	(634)
Transfer from non-depletable properties	1,702	2,021
Ending mining interests	132,146	128,879
Depletable properties [Member] | La Encantada [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(106,698)	(101,244)
Depletion and amortization	(6,082)	(5,454)
Impairment		0
Ending mining interests	(112,780)	(106,698)
Depletable properties [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	350,504
Ending mining interests	356,669	350,504
Depletable properties [Member] | Jerritt Canyon [Member] | Cost [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	486,665	476,541
Additions	0	13,307
Change in decommissioning liabilities	6,165	(3,183)
Transfer from non-depletable properties	0	0
Ending mining interests	492,830	486,665
Depletable properties [Member] | Jerritt Canyon [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(136,161)	(51,383)
Depletion and amortization	0	(6,650)
Impairment		(78,128)
Ending mining interests	(136,161)	(136,161)
Depletable properties [Member] | Non-producing Properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	62,566
Ending mining interests	60,466	62,566
Depletable properties [Member] | Non-producing Properties [Member] | Cost [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	212,990	212,838
Additions	0	0
Change in decommissioning liabilities	(2,100)	152
Transfer from non-depletable properties	0	0
Ending mining interests	210,889	212,990
Depletable properties [Member] | Non-producing Properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(150,424)	(150,424)
Depletion and amortization	0	0
Impairment		0
Ending mining interests	$ (150,424)	$ (150,424)